Shareholder Report, Holdings (Details)	Jan. 31, 2026
C000230413 | NVIDIA Corp9170877
Holdings [Line Items]
Percent of Total Investments	5.50%
C000230413 | Apple9169259
Holdings [Line Items]
Percent of Total Investments	4.70%
C000230413 | Microsoft Corp9170721
Holdings [Line Items]
Percent of Total Investments	4.00%
C000230413 | Amazon.com Inc9169184
Holdings [Line Items]
Percent of Total Investments	2.80%
C000230413 | Alphabet Inc9169175
Holdings [Line Items]
Percent of Total Investments	2.40%
C000230413 | Alphabet Inc9169178
Holdings [Line Items]
Percent of Total Investments	2.00%
C000230413 | Meta Platforms9170701
Holdings [Line Items]
Percent of Total Investments	1.90%
C000230413 | Broadcom Inc9169466
Holdings [Line Items]
Percent of Total Investments	1.90%
C000230413 | Tesla Inc9171490
Holdings [Line Items]
Percent of Total Investments	1.50%
C000230413 | Berkshire Hathaway Inc9169394
Holdings [Line Items]
Percent of Total Investments	1.10%
C000230413 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000230413 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000230413 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000230413 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000230413 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000230413 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000230413 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000230413 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000230413 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000230413 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000230413 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000230413 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000230413 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000230413 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000230414 | U.S. Treasury Notes9171696
Holdings [Line Items]
Percent of Total Investments	3.10%
C000230414 | U.S. Treasury Notes9171698
Holdings [Line Items]
Percent of Total Investments	2.70%
C000230414 | U.S. Treasury Bonds9172939
Holdings [Line Items]
Percent of Total Investments	2.50%
C000230414 | U.S. Treasury Notes9171723
Holdings [Line Items]
Percent of Total Investments	1.90%
C000230414 | U.S. Treasury Notes9171668
Holdings [Line Items]
Percent of Total Investments	1.90%
C000230414 | U.S. Treasury Bonds9172943
Holdings [Line Items]
Percent of Total Investments	1.80%
C000230414 | U.S. Treasury Notes9171671
Holdings [Line Items]
Percent of Total Investments	1.80%
C000230414 | U.S. Treasury Notes9171625
Holdings [Line Items]
Percent of Total Investments	1.70%
C000230414 | U.S. Treasury Notes9171651
Holdings [Line Items]
Percent of Total Investments	1.70%
C000230414 | U.S. Treasury Notes9171632
Holdings [Line Items]
Percent of Total Investments	1.50%
C000230414 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000230414 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000230414 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000230414 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000230414 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000230414 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000230414 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000230414 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000230414 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000230414 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000230414 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000230414 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000230414 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000230414 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000230414 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000230414 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000230414 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	45.40%
C000230415 | SPDR Portfolio High Yield Bond ETF9171915
Holdings [Line Items]
Percent of Total Investments	49.00%
C000230415 | SPDR Bloomberg Emerging Markets USD Bond ETF9171912
Holdings [Line Items]
Percent of Total Investments	48.60%
C000230415 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	97.60%
C000230415 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.30%